Loans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	$ 4,724,214	$ 4,281,717
PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	404,016	477,417
Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	22,098	10,121
Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	200,423	261,638
Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	1,014	556
Total commercial [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	105,772	120,857
Total commercial [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	5,312	1,343
Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	91,901	84,957
Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	15,723	8,222
Other [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	5,920	9,965
Other [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	49
Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	69,664	91,895
Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	80	81
Other commercial C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	113,166	128,920
Other commercial C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	97
Multifamily commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	6,561	11,137
Multifamily commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans
1-4 family residential C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	11,032	29,686
1-4 family residential C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	837	475
Owner occupied commercial real estate [Member] | Total commercial [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	67,700	82,721
Owner occupied commercial real estate [Member] | Total commercial [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	2,371	178
Commercial and industrial [Member] | Total commercial [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	38,072	38,136
Commercial and industrial [Member] | Total commercial [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	2,941	1,165
1-4 family residential [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	72,354	69,853
1-4 family residential [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	5,379	29
Home equity [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	17,840	11,746
Home equity [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	8,103	7,940
Consumer [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	1,707	3,358
Consumer [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
Total loans	2,241	253
Non-Covered loans [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	46,480	75,505
Greater than 90 Days Past Due and Still Accruing/Accreting	278,617	255,054
Nonaccrual
Non-Covered loans [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	6,473	2,876
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	11,219	3,286
Non-Covered loans [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	14,444	43,479
Greater than 90 Days Past Due and Still Accruing/Accreting	137,006	148,440
Nonaccrual
Non-Covered loans [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	474	174
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	484	326
Non-Covered loans [Member] | Total commercial [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	8,131	16,774
Greater than 90 Days Past Due and Still Accruing/Accreting	86,978	67,185
Nonaccrual
Non-Covered loans [Member] | Total commercial [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,013	471
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	4,023	473
Non-Covered loans [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	20,987	14,464
Greater than 90 Days Past Due and Still Accruing/Accreting	52,645	35,459
Nonaccrual
Non-Covered loans [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	4,937	2,231
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	6,712	2,487
Non-Covered loans [Member] | Other [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	2,918	788
Greater than 90 Days Past Due and Still Accruing/Accreting	1,988	3,970
Nonaccrual
Non-Covered loans [Member] | Other [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	49
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual
Non-Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	4,662	19,687
Greater than 90 Days Past Due and Still Accruing/Accreting	44,917	49,520
Nonaccrual
Non-Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	24	25
Non-Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	7,183	6,031
Greater than 90 Days Past Due and Still Accruing/Accreting	84,189	85,626
Nonaccrual
Non-Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	97
Non-Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	194	443
Greater than 90 Days Past Due and Still Accruing/Accreting	2,755	4,283
Nonaccrual
Non-Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual
Non-Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	2,405	17,318
Greater than 90 Days Past Due and Still Accruing/Accreting	5,145	9,011
Nonaccrual
Non-Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	474	174
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	363	301
Non-Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	4,210	4,706
Greater than 90 Days Past Due and Still Accruing/Accreting	54,971	44,799
Nonaccrual
Non-Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	405
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	1,966	178
Non-Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	3,921	12,068
Greater than 90 Days Past Due and Still Accruing/Accreting	32,007	22,386
Nonaccrual
Non-Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	608	471
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	2,057	295
Non-Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	15,550	9,197
Greater than 90 Days Past Due and Still Accruing/Accreting	41,905	29,990
Nonaccrual
Non-Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,648	29
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	3,731
Non-Covered loans [Member] | Home equity [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	4,224	2,976
Greater than 90 Days Past Due and Still Accruing/Accreting	10,247	4,402
Nonaccrual
Non-Covered loans [Member] | Home equity [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,416	1,956
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	2,613	2,480
Non-Covered loans [Member] | Consumer [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,213	2,291
Greater than 90 Days Past Due and Still Accruing/Accreting	493	1,067
Nonaccrual
Non-Covered loans [Member] | Consumer [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,873	246
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	368	7
Covered loans [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	5,466	25,279
Greater than 90 Days Past Due and Still Accruing/Accreting	73,453	121,579
Nonaccrual
Covered loans [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,614	1,370
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	2,792	2,589
Covered loans [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	2,934	9,852
Greater than 90 Days Past Due and Still Accruing/Accreting	46,039	59,867
Nonaccrual
Covered loans [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	56	56
Covered loans [Member] | Total commercial [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	972	7,479
Greater than 90 Days Past Due and Still Accruing/Accreting	9,691	29,419
Nonaccrual
Covered loans [Member] | Total commercial [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due		21
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	276	378
Covered loans [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,560	7,948
Greater than 90 Days Past Due and Still Accruing/Accreting	16,709	27,086
Nonaccrual
Covered loans [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,614	1,349
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	2,460	2,155
Covered loans [Member] | Other [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting	1,014	5,207
Nonaccrual
Covered loans [Member] | Other [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual
Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	2,799	7,462
Greater than 90 Days Past Due and Still Accruing/Accreting	17,286	15,226
Nonaccrual
Covered loans [Member] | Non-owner occupied commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	56	56
Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	135	1,132
Greater than 90 Days Past Due and Still Accruing/Accreting	21,659	36,131
Nonaccrual
Covered loans [Member] | Other commercial C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual
Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due		1,258
Greater than 90 Days Past Due and Still Accruing/Accreting	3,612	5,153
Nonaccrual
Covered loans [Member] | Multifamily commercial real estate [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual
Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting	3,482	3,357
Nonaccrual
Covered loans [Member] | 1-4 family residential C&D [Member] | Total commercial real estate [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual
Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	873	6,779
Greater than 90 Days Past Due and Still Accruing/Accreting	7,646	26,437
Nonaccrual
Covered loans [Member] | Owner occupied commercial real estate [Member] | Total commercial [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual
Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	99	700
Greater than 90 Days Past Due and Still Accruing/Accreting	2,045	2,982
Nonaccrual
Covered loans [Member] | Commercial and industrial [Member] | Total commercial [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due		21
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	276	378
Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,214	6,423
Greater than 90 Days Past Due and Still Accruing/Accreting	13,685	24,243
Nonaccrual
Covered loans [Member] | 1-4 family residential [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual
Covered loans [Member] | Home equity [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	345	1,525
Greater than 90 Days Past Due and Still Accruing/Accreting	3,024	2,843
Nonaccrual
Covered loans [Member] | Home equity [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1,614	1,349
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual	2,460	2,155
Covered loans [Member] | Consumer [Member] | Total consumer [Member] | PCI loan [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due	1
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual
Covered loans [Member] | Consumer [Member] | Total consumer [Member] | Non-PCI loans [Member]
Aging of the recorded investment in past due loans, based on contractual terms
30-89 Days Past Due
Greater than 90 Days Past Due and Still Accruing/Accreting
Nonaccrual